Expense Example - PUTNAM NEW JERSEY TAX EXEMPT INCOME FUND	May 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 480
Expense Example, with Redemption, 3 Years	651
Expense Example, with Redemption, 5 Years	837
Expense Example, with Redemption, 10 Years	1,374
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	260
Expense Example, with Redemption, 3 Years	496
Expense Example, with Redemption, 5 Years	856
Expense Example, with Redemption, 10 Years	1,667
CLASS Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	183
Expense Example, with Redemption, 5 Years	318
Expense Example, with Redemption, 10 Years	713
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	179
Expense Example, with Redemption, 5 Years	312
Expense Example, with Redemption, 10 Years	$ 701